Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 1,958	$ 1,818	$ 1,867
Short-term lease expense	340	110	198
Total lease cost	$ 2,298	$ 1,928	$ 2,065